EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total
Balance, December 31, 2022	$11,828	$37,975	$1	$49,804

La Preciosa non-core concessions transfer	2,946	(2,946)		-
Drilling and exploration	877	435	-	1,312
Assessments and taxes	88	(930)	-	(842)
Effect of movements in exchange rates	22	(122)	-	(100)
Option income	(63)	-	-	(63)

Balance, December 31, 2023	$15,698	$34,412	$1	$50,111
Costs incurred during 2024:
Drilling and exploration	101	1,047	-	1,148
Assessments and taxes	100	973	-	1,073
Effect of movements in exchange rates	(6)	-	-	(6)

Balance, June 30, 2024	$15,893	$36,432	$1	$52,326